Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accrued interest on debt due to related parties (Note 16)	$ 24,900	$ 19,360	$ 9,740
Deferred upfront fees		2,242	2,717
Interest commitments		1,542	18,243
Deferred tax liability (Note 15)		80
Other		1,157	1,027
Total Other liabilities	$ 29,861	$ 24,381	$ 31,727